Unit Activity - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Detail) - shares		1 Months Ended	6 Months Ended
	Jun. 02, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Common Units [Member]
Class of Stock [Line Items]
Subordinated units converted to common units			8,567,500
Number of Units Issued	5,000,000	5,000,000		5,000,000
Repurchase program				(180,906)
Number of Units			27,194,094		18,626,594	13,807,500
General Partner Unit [Member]
Class of Stock [Line Items]
Number of Units Issued		102,041
Number of General Partner Units Outstanding			558,674		558,674	456,633
Subordinated Units [Member]
Class of Stock [Line Items]
Subordinated units converted to common units			(8,567,500)
Number of Units			8,567,500		8,567,500	8,567,500